Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Summary of Accounts Receivable, Net
Accounts receivable, net consisted of the following:

	As of December 31,
	2021	2020
Accounts receivables	56,180	$47,132
Other receivables	121	340

	56,301	47,472
Less: allowance for doubtful accounts	(365)	(457)

Accounts receivable, net	55,936	$47,015

Schedule of Changes in Allowance for Doubtful Accounts
The following table presents changes in the allowance for doubtful accounts:

	Year Ended December 31,
	2021	2020
Beginning balance	$457	$376
Reserve for doubtful accounts	217	216
Write-offs, net of recoveries	(309)	(135)

Ending balance	$365	$457